Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
Debt
As of September 30, 2014 and December 31, 2013, the Company’s debt consisted of the following (in thousands):

	Balance as of September 30, 2014	Balance as of December 31, 2013	Contractual Interest Rate(1)		Payment Type	Loan Maturity
Plainfield Mortgage Loan	$19,721	$19,958	6.65%		Principal and Interest	November 2017
Emporia Partners Mortgage Loan	4,194	4,442	5.88%		Principal and Interest	September 2023
LTI Mortgage Loan	32,307	32,822	5.80%		Principal and Interest	March 2016
LTI Mortgage Loan Premium	122	186	—		—	—
TransDigm Mortgage Loan	6,611	6,712	5.98%		Principal and Interest	June 2016
TransDigm Mortgage Loan Premium	88	128	—		—	—
Ace Hardware Mortgage Loan	23,735	—	5.588%		Principal and Interest	October 2024
Ace Hardware Mortgage Loan Premium	1,724	—	—		—	—
Midland Mortgage Loan	105,600	105,600	3.94%		Interest Only through March 2017/Principal and Interest thereafter	April 2023
AIG Loan	110,640	—	4.96%		Interest Only through January 2017/Principal and Interest thereafter	February 2029
TW Telecom	21,500	—	2.61%	(2)	Interest Only through July 2015/Principal and Interest thereafter	August 2019
Mortgage Loan Total	326,242	169,848
KeyBank Credit Facility	—	44,500	2.16%	(3)	Interest Only	June 2018 (3)
KeyBank Term Loan	—	282,000	2.16%	(3)	Interest Only	November 2018 (3)
Unsecured Term Loan	300,000	—	1.61%	(4)	Interest Only	May 2019
Total	$626,242	$496,348

(1)	The weighted average interest rate as of September 30, 2014 was approximately 3.3% for the Company’s fixed-rate and variable-rate debt combined and 5.0% for the Company’s fixed-rate debt only.

(2)	As discussed below, the interest rate is a one-month LIBO Rate + 2.45%. As of September 30, 2014, the LIBO Rate was 0.16%.

(3)	As discussed below, the interest rate was a one-month LIBO Rate + 2.00%. The KeyBank Credit Facility and Term Loan were both terminated on May 8, 2014, at which time, the LIBO Rate was 0.16%.

(4)	As discussed below, the interest rate is a one-month LIBO Rate + 1.45%. As of September 30, 2014, the LIBO Rate was 0.16%.
KeyBank Credit Facility
On June 13, 2013, the Company, through the Operating Partnership, and seven of its wholly-owned property-owning SPEs, entered into that certain Second Amended and Restated Credit Agreement (the “Second Restated KeyBank Credit Agreement”) with KeyBank National Association ("KeyBank"), as administrative agent, Bank of America as syndication agent, and a syndicate of lenders (collectively, the “Lenders”), pursuant to which the Lenders initially provided available financing commitments of $190.0 million, of a total $400.0 million Credit Facility (the “KeyBank Credit Facility”). During the first two years under the term of the Second Restated KeyBank Credit Agreement, the Company could request additional commitments up to the $400.0 million available Credit Facility, and the administrative agent would act on a best efforts basis to obtain such increases or additional commitments. Availability under the Second Restated KeyBank Credit Agreement was limited to the lesser of certain loan-to-value and debt service coverage ratio ("DSCR") calculations set forth in the Second Restated KeyBank Credit Agreement. Per the terms of the Second Restated KeyBank Credit Agreement, the maximum loan available under the KeyBank Credit Facility was the lesser of the total commitments ($335.0 million) or the aggregate borrowing base availability less the outstanding balance.
Under the terms of the Second Restated KeyBank Credit Agreement, the Company had the option of selecting the applicable variable rate for each revolving loan, or portion thereof, of either (a) LIBOR multiplied by the Statutory Reserve Rate (as defined in the Second Restated KeyBank Credit Agreement) to which the administrative agent is subject, with respect to this rate, for Eurocurrency funding, plus (i) 1.75%, assuming a leverage ratio of less than 50%, (ii) 2.00% assuming a leverage ratio of 50% to 55%, (iii) 2.25% assuming a leverage ratio of 55% to 60%, and (iv) 2.50% assuming a leverage ratio greater than 60% (“LIBOR-based”), or (b) an alternate base rate, which is the greater of the (i) Prime Rate, or (ii) Federal Funds Rate plus 0.50%.
On January 24, 2014, a principal payment in the amount of $109.0 million was made on the KeyBank Credit Facility in conjunction with a refinancing whereby five properties, which previously served as security for the KeyBank Credit Facility became collateral for the AIG Loan discussed below. In connection with the acquisitions during the nine months ended September 30, 2014, the Company, through the Operating Partnership, made draws totaling $148.9 million under the KeyBank Credit Facility and repaid $193.4 million, which includes the $109.0 million repaid in conjunction with the AIG Loan.
The KeyBank Credit Facility was terminated on May 8, 2014, at which time there was no outstanding balance, upon execution of the Unsecured Credit Agreement discussed below. The properties serving as collateral under the loan were released as collateral.
Midland Mortgage Loan
On February 28, 2013, certain property-owning SPEs wholly-owned by the Operating Partnership, entered into a fixed-rate mortgage loan agreement with Midland National Life Insurance Company (the “Midland Mortgage Loan”), whereby certain properties, which previously served as security for the KeyBank Credit Facility, were refinanced in the amount of $105.6 million and now serve as collateral for the Midland Mortgage Loan. The Midland Mortgage Loan has a fixed interest rate of 3.94%, a term of 10 years and requires monthly interest-only payments for the first four years of the term, followed by principal and interest payments based on a 30-year amortization schedule with all remaining principal and unpaid interest due at maturity. The Midland Mortgage Loan is guaranteed by the Operating Partnership and is secured by a first lien and individual security agreements on the Operating Partnership’s underlying interest in the SPEs owning the AT&T, Westinghouse, Renfro, Zeller Plastik, Travelers, Quad/Graphics, ITT and Health Net properties, along with individual fixture filings, and assignments of leases, rents, income and profits related to each such property.
KeyBank Term Loan
On November 5, 2013, the Company, through 18 borrower SPEs wholly-owned by the Operating Partnership, entered into a loan agreement with KeyBank to partially finance the acquisition of the properties comprising the Investment Grade Portfolio whereby a $300.0 million term loan was obtained (the "KeyBank Term Loan"). The KeyBank Term Loan had an initial funding of $282.0 million, with the remaining $18.0 million available to draw upon for specific future projected tenant improvements and leasing costs for the properties comprised in the Investment Grade Portfolio (the "Mortgaged Properties"). The KeyBank Term Loan was secured by cross-collateralized, first mortgage liens on the properties comprising the Mortgaged Properties.
The KeyBank Term Loan had an interest rate of LIBO plus 2.0%, or Base Rate plus 1.0%, where Base Rate would be the greater of (i) Agent Prime or (ii) the Fed Funds plus 0.50%. The KeyBank Term Loan had a term of three years, maturing on November 5, 2016, subject to two, one-year extension options (subject to the fulfillment of certain conditions), and required monthly interest-only payments.
The KeyBank Term Loan was terminated on May 8, 2014 upon execution of the Unsecured Credit Agreement discussed below. The properties serving as collateral under the loan were released as collateral.
AIG Loan
On January 24, 2014, the Company, through five SPEs wholly owned by the Operating Partnership, entered into various loan agreements (the “AIG Loan Documents”) with National Union Fire Insurance Company and The Variable Annuity Life Insurance Company of Pittsburgh, Pa. (collectively, the “Lenders”), pursuant to which the Lenders provided such SPEs with a loan in the aggregate amount of $110.64 million (the “AIG Loan”). The funds were utilized to refinance five of the properties previously serving as security for the KeyBank Credit Facility. The AIG Loan is secured by cross-collateralized and cross-defaulted first mortgage liens or first lien deeds of trust and second mortgage liens or second lien deeds of trust on the Verizon, Avnet, Northrop Grumman, Schlumberger, and UTC properties. The AIG Loan has a term of 15 years, maturing on February 1, 2029. The AIG Loan bears interest at a fixed rate of 4.96% and requires monthly payments of interest only for the first three years and fixed monthly payments of principal and interest thereafter.
Unsecured Credit Facility
On May 8, 2014, the Company, through the Operating Partnership, entered into an unsecured credit agreement (the “Unsecured Credit Agreement”) with KeyBank as administrative agent, Bank of America as syndication agent and a syndicate of lenders. Pursuant to the Unsecured Credit Agreement, the Company was provided with a $750.0 million senior unsecured credit facility (the "Unsecured Credit Facility"), consisting of a $450.0 million senior unsecured revolver (the "Unsecured Revolver") and a $300.0 million senior unsecured term loan (the "Unsecured Term Loan"). The Unsecured Credit Facility may be increased up to $500.0 million for a maximum of $1.25 billion by increasing the Unsecured Revolver, the Unsecured Term Loan or a combination of both. The Unsecured Revolver has an initial term of four years, maturing on May 8, 2018 and may be extended for a one-year period if certain conditions are met. The Unsecured Term Loan has a term of five years, maturing on May 8, 2019. Availability under the Unsecured Credit Agreement is limited to the lesser of a (i) a specified leverage ratio applied to a portfolio real estate pool value computed as adjusted net operating income divided by specified capitalization rate; or (ii) debt service coverage ratio ("DSCR") calculation, all as set forth in the Unsecured Credit Agreement.
The Unsecured Revolver and Unsecured Term Loan both have an interest rate based on the leverage ratio reported with quarterly compliance certificate, as discussed below, and calculated based on the LIBO Rate plus the applicable LIBO Rate margin, as provided in the Unsecured Credit Agreement, or Base Rate plus the applicable base rate margin, as provided in the Unsecured Credit Agreement. The Base Rate is calculated as the greater of (i) the KeyBank Prime rate or (ii) the Federal Funds rate plus 0.50%. Payments under the Unsecured Credit Facility are interest only and are due on the first day of each quarter.
As of September 30, 2014, there was an outstanding balance of $300.0 million on the Unsecured Term Loan, which was required to be drawn pursuant to the Unsecured Credit Agreement, and was used to repay the then-existing KeyBank Term Loan, which had an outstanding balance of $227.0 million on May 8, 2014. The remaining proceeds were used to acquire additional properties.
TW Telecom Loan
On August 1, 2014, the Company, through the Operating Partnership, entered into a loan agreement with Mutual of Omaha Bank (the "Lender"), pursuant to which the Lender provided the Operating Partnership with a loan in the amount of $21.5 million (the "TW Telecom Loan"). The funds were utilized to partially fund the TW Telecom property acquisition. The TW Telecom Loan is secured by a deed of trust on the TW Telecom property. The TW Telecom Loan has a term of 5 years, maturing on August 1, 2019 and bears interest based on the LIBO Rate plus 2.45%, requiring monthly interest-only payments for the first 12 months and monthly payments of principal and interest thereafter. The TW Telecom Loan can be prepaid without penalty after 2 years of the five year term have elapsed.
Debt Covenant Compliance
Pursuant to the terms of the Second Restated KeyBank Credit Agreement, the Operating Partnership, in consolidation with the Company, was subject to certain loan compliance covenants including, but not limited to (as defined therein), (1) a maximum total leverage ratio (65%); (2) a minimum interest coverage ratio (2.0 to 1); (3) a minimum fixed charge ratio (1.75 to 1); (4) a maximum unhedged variable debt ratio (30%); and (5) minimum tangible net worth of at least $157,650,464 plus 80% of the net proceeds of any equity issuance after the effective date and 100% of the equity in any properties contributed to the Company after the effective date, the violation of which would constitute an event of default. The KeyBank Credit Facility was terminated on May 8, 2014 upon execution of the Unsecured Credit Agreement.
Pursuant to the terms of the Midland Mortgage Loan, the Operating Partnership is required to maintain a debt service coverage ratio (as defined in there in), of 1.60 to 1 and must maintain a minimum net worth of $75.0 million.
Pursuant to the terms of the KeyBank Term Loan, the Operating Partnership was required to maintain a debt service coverage ratio (as defined in there in) as follows: (1) if the Pool DSCR is less than 1.25x, the Borrower SPEs must fund all excess cash flow after debt service on a monthly basis into a cash collateral reserve account with KeyBank. These funds may be released to the Borrower SPEs upon achievement of a Pool DSCR of 1.25x or greater for two consecutive quarters; (2) If the Pool DSCR falls below 1.20x, the Borrower SPEs will make a principal payment (or post other cash collateral) in an amount to bring the Pool DSCR up to no less than 1.30x. Any collateral would be released upon the achievement of the required 1.30x Pool DSCR for two consecutive quarters. The KeyBank Term Loan was terminated on May 8, 2014 upon execution of the Unsecured Credit Agreement.
Pursuant to the terms of the AIG Loan, the Operating Partnership is required to maintain (1) a minimum debt service coverage ratio as defined in the loan agreement for the secured properties of 1.60x; (2) a maximum loan-to-value ratio of 60%; (3) minimum annual base rent of $14.75 million; and (4) minimum net worth of $110.6 million.
Pursuant to the terms of the Unsecured Credit Facility, the Operating Partnership, in consolidation with the Company, is subject to certain loan compliance covenants including, but not limited to (as defined therein), (1) a maximum consolidated leverage ratio (60% or 65% for two consecutive quarters following a material acquisition); (2) a minimum fixed charges coverage ratio (1.5 to 1); (3) a minimum tangible net worth of at least $861,987,871 plus 75% of the net proceeds generated by any common or preferred share issuances plus 75% of units issued in connection with the contribution of any properties; (4) a maximum secured debt ratio (40%); (5) a maximum secured recourse debt ratio (5%); (6) a maximum unhedged variable rate debt (30%); (7) a maximum payout ratio of 95% of distribution to core funds from operations, as defined in the Unsecured Credit Agreement; (8) minimum unencumbered asset pool DSCR (1.35 to 1); and (9) maximum unencumbered asset pool leverage ratio (60% or 65% for two consecutive quarters following a material acquisition).
Pursuant to the terms of the TW Telecom Loan, the Operating Partnership is required to maintain a minimum debt service coverage ratio as defined in the loan agreement for the property 1.60x beginning with the quarter ended December 31, 2014.
The Company was in compliance with all debt covenants as of September 30, 2014.
The following summarizes the future principal repayments of all loans as of September 30, 2014 per the loan terms discussed above (in thousands):

2014	$468
2015	1,932
2016	39,745	(1)
2017	23,198	(2)
2018	5,347
Thereafter	553,618	(3)
Total principal	624,308
Unamortized debt premium	1,934
Total debt	$626,242

(1)
Amount includes payment of the balances of the LTI and TransDigm property mortgage loans which mature in 2016. Principal repayments on both mortgage loans do not include the unamortized valuation premium of $0.2 million.

(2)	Amount includes payment of the balance of the Plainfield property mortgage loan which matures in 2017.

(3)	Amount includes payment of the balances of:

•	the TW Telecom Loan and the Unsecured Term Loan, both of which mature in 2019,

•	the Midland Mortgage Loan and Emporia Partners Mortgage Loan, both of which mature in 2023,

•	the Ace Hardware Mortgage Loan, which matures in 2024, and

•	the AIG Loan, which matures in 2029.
Principal repayments on the Ace Hardware Mortgage Loan do not include the unamortized valuation premium of $1.7 million.

Debt
As of December 31, 2013 and 2012, the Company’s debt consisted of the following:

	Balance as of December 31, 2013	Balance as of December 31, 2012	Contractual Interest Rate as of December 31, 2013 (1)	Payment Type	Loan Maturity
Plainfield Mortgage Loan	$19,958,225	$20,257,850	6.65%	Principal and interest	November 2017
Emporia Partners Mortgage Loan	4,442,140	4,757,113	5.88%	Principal and Interest	September 2023
LTI Mortgage Loan	32,822,202	33,476,326	5.80%	Principal and Interest	March 2016
LTI Mortgage Loan Premium	186,092	271,973	—	—	—
TransDigm Mortgage Loan	6,711,394	6,838,716	5.98%	Principal and Interest	June 2016
TransDigm Mortgage Loan Premium	127,491	180,310	—	—	—
Midland Mortgage Loan	105,600,000	—	3.94%	IO through March 2017/Principal and Interest thereafter	April 2023
Mortgage Loan Total	169,847,544	65,782,288

KeyBank Credit Facility	44,499,848	129,030,000	2.17% (2)	Interest Only	June 2018 (3)
KeyBank Term Loan	$282,000,000	$—	2.17% (2)	Interest Only	November 2018 (3)
Total	$496,347,392	$194,812,288

(1)	The weighted average interest rate as of December 31, 2013 was approximately 3.0% and 4.7% for all of the Company's debt and for the Company's fixed-rate debt, respectively.

(2)	As discussed below, the interest rate is a one-month LIBO Rate +2.00%. As of December 31, 2013, the LIBO Rate was 0.17%.

(3)
As discussed below, the KeyBank Credit Agreement and KeyBank Term Loan allow for two one-year extensions, pursuant to the terms of the respective agreement and so long as an the Company is in default. Maturity dates assume both one-year extensions are exercised.

KeyBank Credit Facility
On June 13, 2013, the Company, through the Operating Partnership, and seven of its wholly-owned property-owning special purpose entities ("SPEs"), entered into that certain Second Amended and Restated Credit Agreement (the “Second Restated KeyBank Credit Agreement”) with KeyBank National Association ("KeyBank"), as administrative agent, Bank of America as syndication agent, and a syndicate of lenders (collectively, the “Lenders”), pursuant to which the Lenders initially provided available financing commitments of $190.0 million, of a total $400.0 million Credit Facility (the “KeyBank Credit Facility”). During the first two years under the term of the Second Restated KeyBank Credit Agreement, the Company may request additional commitments up to the $400.0 million available Credit Facility, and the administrative agent will act on a best efforts basis to obtain such increases or additional commitments. As of December 31, 2013, the total commitment was increased to $335.0 million with four additional lenders committing a total of $145.0 million.  Availability under the Second Restated KeyBank Credit Agreement is limited to the lesser of certain loan-to-value and debt service coverage ratio ("DSCR") calculations set forth in the Second Restated KeyBank Credit Agreement.
Under the terms of the Second Restated KeyBank Credit Agreement, the Company has the option of selecting the applicable variable rate for each revolving loan, or portion thereof, of either (a) LIBOR multiplied by the Statutory Reserve Rate (as defined in the Second Restated KeyBank Credit Agreement) to which the administrative agent is subject, with respect to this rate, for Eurocurrency funding, plus (i) 1.75%, assuming a leverage ratio of less than 50%, (ii) 2.00% assuming a leverage ratio of 50% to 55%, (iii) 2.25% assuming a leverage ratio of 55% to 60%, and (iv) 2.50% assuming a leverage ratio greater than 60% (“LIBOR-based”), or (b) an alternate base rate, which is the greater of the (i) Prime Rate, or (ii) Federal Funds Rate plus 0.50%.
In connection with the acquisitions during the year ended December 31, 2013, the Company, through the Operating Partnership, made draws totaling $198.0 million under the KeyBank Credit Facility and repaid $178.9 million. As of December 31, 2013, $44.5 million of the KeyBank Credit Facility was outstanding, which is secured by certain properties. Per the terms of the Second Restated KeyBank Credit Agreement, the maximum loan available under the KeyBank Credit Facility is the lesser of the total commitments ($335.0 million) or the aggregate borrowing base availability less the outstanding balance. The outstanding balance was paid in full as of February 28, 2014.
KeyBank Bridge Loan
On June 13, 2013, certain of the Company’s Operating Partnership’s wholly owned SPEs entered into that certain First Amendment to Bridge Credit Agreement and Omnibus Amendment to Loan Documents (the “First Amendment”), pursuant to which the available commitments under the bridge credit agreement with KeyBank National Association and Fifth-Third Bank (“Bridge Credit Agreement”) were increased from $25.0 million to $35.0 million (the “KeyBank Bridge Loan”). In addition, the First Amendment provides that the commitments may be increased to a maximum of $50 million, in $5 million increments. The other material terms of the Bridge Credit Agreement were otherwise unchanged. The terms also require the Company to pay, on a quarterly basis, an annual facility fee of 0.30% of the average daily unused amount of the total commitment. In connection with the acquisitions of the Comcast, UTC, Avnet, and Cigna properties on January 11, 2013, May 3, 2013, May 29, 2013 and June 20, 2013, respectively, the Company, through the Operating Partnership, made draws totaling $33.8 million . The KeyBank Bridge Loan was guaranteed by the Company’s Chief Executive Officer and Chairman, both personally and through his trust, the Company’s Sponsor, and the Company. The draws on the KeyBank Bridge Loan were paid in full on June 28, 2013 with proceeds raised in our Public Offering. The Company did not extend the terms of the Bridge Credit Agreement and on November 4, 2013, through the Operating Partnership, made a final annual facility fee payment of less than $0.1 million based on the average daily unused amount of the total commitment, thereby terminating the agreement effective on that date.
On January 31, 2012, a property-owning SPE wholly-owned by the Company’s Operating Partnership entered into a credit agreement in which KeyBank served as the initial lender with total commitments of $15.0 million (the “Mezzanine Loan”). In connection with the acquisition of the Westinghouse property on March 22, 2012, the Property SPE made a draw of $9.0 million from the Mezzanine Loan to partially finance such acquisition. On May 31, 2012, the property SPE made a draw of $8.5 million, of which approximately $6.0 million was used to partially finance the acquisition of the GE property and the remainder was used to pay acquisition fees earned by the Company’s Advisor for the AT&T, Westinghouse and GE property acquisitions. The Mezzanine Loan was paid in full on July 31, 2012 with proceeds raised in our Public Offering.
Midland Mortgage Loan
On February 28, 2013, certain property-owning SPEs wholly-owned by the Operating Partnership, entered into a fixed-rate mortgage loan agreement with Midland National Life Insurance Company (the “Midland Mortgage Loan”), whereby certain properties, which previously served as collateral for the KeyBank Credit Facility, were refinanced in the amount of $105.6 million and now serve as collateral for the Midland Mortgage Loan. The Midland Mortgage Loan has a fixed interest rate of 3.94%, a term of 10 years and requires monthly interest-only payments for the first four years of the term, followed by principal and interest payments based on a 30-year amortization schedule with all remaining principal and unpaid interest due at maturity. The Midland Mortgage Loan is guaranteed by the Operating Partnership and is secured by a first lien and individual security agreements on the Operating Partnership’s underlying interest in the SPEs owning the AT&T, Westinghouse, Renfro, Zeller Plastik, Travelers, Quad/Graphics, ITT and Health Net properties, along with individual fixture filings, and assignments of leases, rents, income and profits related to each such property.
KeyBank Term Loan
On November 5, 2013, the Company, through 18 borrower SPEs wholly-owned by the Operating Partnership, entered into a loan agreement with KeyBank to partially finance the acquisition of the properties comprising the Investment Grade Portfolio whereby a $300.0 million term loan was obtained (the "KeyBank Term Loan"). The KeyBank Term Loan had an initial funding of $282.0 million, with the remaining $18.0 million available to draw upon for specific future projected tenant improvements and leasing costs for the properties comprised in the Investment Grade Portfolio (the "Mortgaged Properties"). The KeyBank Term Loan is secured by cross-collateralized, first mortgage liens on the properties comprising the Mortgaged Properties.
The KeyBank Term Loan bears interest at a rate of LIBO plus 2.0%, or Base Rate plus 1.0%, where Base Rate will be the greater of (i) Agent Prime or (ii) the Fed Funds plus 0.50%. The KeyBank Term Loan has a term of three years, maturing on November 5, 2016, subject to two, one-year extension options (subject to the fulfillment of certain conditions), and requires monthly interest-only payments. As of February 28, 2014 the balance on the KeyBank Term Loan was $227.0 million, net of a $55.0 million repayment made subsequent to year end.
Debt Covenant Compliance
Pursuant to the terms of the Second Restated KeyBank Credit Agreement, the Operating Partnership, in consolidation with the Company, is subject to certain loan compliance covenants, reported quarterly and including, but not limited to (as defined therein), (1) a maximum total leverage ratio (65%); (2) a minimum interest coverage ratio (2.0 to 1); (3) a minimum fixed charge ratio (1.75 to 1); (4) a maximum variable debt ratio (30%); (5) minimum tangible net worth of at least $157,650,464 plus 80% of the net proceeds of any equity issuance after the effective date and 100% of the equity in any properties contributed to the Company after the effective date, the violation of which would constitute an event of default.
Pursuant to the terms of the KeyBank Bridge Loan, the Operating Partnership, in consolidation with the Company, was subject to the same loan compliance covenants discussed above pursuant to the terms of the KeyBank Credit Facility. In addition, the terms of the KeyBank Bridge require the Sponsor and the Company’s Chief Executive Officer and Chairman to maintain a minimum combined liquidity of $5.0 million and also require the Company’s Chief Executive Officer and Chairman to maintain a minimum net worth of $75.0 million. The terms also require that the Operating Partnership, in consolidation with the Company, generate, during the term of the KeyBank Bridge Loan, gross equity proceeds from the Public Offerings of at least $5.0 million per month. The Company did not extend the terms of the Bridge Credit Agreement and on November 4, 2013, through the Operating Partnership, made a final annual facility fee payment of less than $0.1 million based on the average daily unused amount of the total commitment, thereby terminating the agreement effective on that date.
Pursuant to the terms of the Midland Mortgage Loan, the Operating Partnership is required to maintain a debt service coverage ratio, as defined in the loan agreement for the secured properties, of 1.60 to 1 and must maintain a minimum net worth of $75.0 million.
Pursuant to the terms of the KeyBank Term Loan, the Operating Partnership is required to maintain a debt service coverage ratio as defined in the loan agreement for the secured properties as follows: (1) if the Pool DSCR is less than 1.25x, the Borrower SPEs must fund all excess cash flow after debt service on a monthly basis into a cash collateral reserve account with KeyBank. These funds may be released to the Borrower SPEs upon achievement of a Pool DSCR of 1.25x or greater for two consecutive quarters; (2) If the Pool DSCR falls below 1.20x, the Borrower SPEs will make a principal payment (or post other cash collateral) in an amount to bring the Pool DSCR up to no less than 1.30x. Any collateral will be released upon the achievement of the required 1.30x Pool DSCR for two consecutive quarters.
The Company was in compliance with all of its debt covenants for each quarter of 2013 and as of December 31, 2013.
The following summarizes the future principal repayments of all loans as of December 31, 2013 per the loan terms discussed above:

2014	$1,483,643
2015	1,576,752
2016	38,564,155	(1)
2017	2,000,769
2018	347,428,301	(2)
Thereafter	104,980,189	(3)
Total principal	496,033,809
Unamortized debt premium	313,583
Total	$496,347,392

(1)
Amount includes payment of the balances of the LTI and TransDigm property mortgage loans which mature in 2016. Principal repayments on both mortgage loans do not include the unamortized valuation premium of $0.3 million.

(2)
Amount includes payment of the balances of the KeyBank Credit Facility and KeyBank Term Loan upon expiration on June 13, 2018 and November 5, 2018, respectively, assuming the two one-year extensions are exercised.

(3)	Amount includes payment of the balance of the Midland Mortgage Loan upon expiration in 2023.